Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Loss [Abstract]
Balance at beginning of period		¥ 4,413	¥ 28,863
Amounts charged to expenses		274	1,112
Amounts written off	[1]	(378)	(1,374)
Disposal of subsidiaries		(5)	(24,188)
Acquisition		1,967
Balance at end of period		¥ 6,271	¥ 4,413

[1]	It represents the credit loss written off due to the deregistration of the counter party.